SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Enhanced Emerging Markets Fixed Income Fund

The following information replaces the existing disclosure contained under the ”Portfolio Manager(s)” sub-heading of the ”MANAGEMENT” section of the summary section of the fund’s prospectus.

William Chepolis, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2011.

John D. Ryan, Director. Portfolio Manager of the fund. Joined the fund in 2011.

Darwei Kung, Director. Portfolio Manager of the fund. Joined the fund in 2011.

Steven Zhou, Assistant Vice President. Portfolio Manager of the fund. Joined the fund in 2013.

Rahmila Nadi, Associate. Portfolio Manager of the fund. Joined the fund in 2013.

The following information replaces the existing disclosure contained under the ”MANAGEMENT” sub-heading of the ”FUND DETAILS” section of the fund’s prospectus.

William Chepolis, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2011.

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Joined Deutsche Asset & Wealth Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank’s fixed income and foreign exchange portfolios.

•	Portfolio Manager for Retail Fixed Income: New York.

•	BIS, University of Minnesota.

John D. Ryan, Director. Portfolio Manager of the fund. Joined the fund in 2011.

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Joined Deutsche Asset & Wealth Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.

•	Over 19 years of investment industry experience.

•	BA in Economics, University of Chicago; MBA, University of Chicago.

Darwei Kung, Director. Portfolio Manager of the fund. Joined the fund in 2011.

•	Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.

•	Portfolio Manager: New York.

•	BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Steven Zhou, Assistant Vice President. Portfolio Manager of the fund. Joined the fund in 2013.

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Joined Deutsche Asset & Wealth Management in 2010 with over 2 years of experience at J.P. Morgan Chase and Freddie Mac. Held summer internships positions at Deutsche Asset Management and AFL-CIO Housing Investment Trust.

•	Analyst for Mortgage Backed Securities: New York.

•	MS in Computational Finance from Carnegie Mellon University; BA in Economics and BS in Computer Science from the University of Maryland, College Park.

Rahmila Nadi, Associate. Portfolio Manager of the fund. Joined the fund in 2013.

•	Joined Deutsche Asset & Wealth Management in 2012 after six years of experience at J.P. Morgan Chase in credit portfolio trading.

•	BA, Columbia University, Columbia College; MBA, S.C. Johnson Graduate School of Management at Cornell University.

Please Retain This Supplement for Future Reference

June 10, 2013
PROSTKR-267